Report Of The Directors Financial Review Risk Report - Movement in impairment allowances on loans and advances to customers and banks (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	$ (2,621,427)
Financial assets	(2,880,751)
Financial assets excluding equity securities
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	(2,502,940)
Financial assets	(2,756,425)
Financial assets excluding equity securities | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	9,032
Financial assets	$ 14,848